UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
February 3, 2011

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	8504
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANT ENERGY CORP            COM              018802108       56     1275 SH       SOLE                     1275
AMERICAN ELEC PWR              COM              025537101      192     4650 SH       SOLE                     4650
CARDINAL HEALTH                COM              14149Y108       91     2240 SH       SOLE                     2240
CATERPILLAR INC                COM              149123101       66      730 SH       SOLE                      730
CHEVRON CORP                   COM              166764100       19      175 SH       SOLE                      175
CISCO SYSTEMS                  COM              17275R102      175     9655 SH       SOLE                     9655
CONOCOPHILLIPS                 COM              20825c104       83     1135 SH       SOLE                     1135
CONSOLIDATED EDISON            COM              209115104      397     6400 SH       SOLE                     6400
COSTCO                         COM              22160K105      464     5570 SH       SOLE                     5570
DANAHER                        COM              235851102        9      200 SH       SOLE                      200
DOW CHEMICAL                   COM              260543103       24      850 SH       SOLE                      850
DTE ENERGY                     COM              233331107       11      200 SH       SOLE                      200
DUKE ENERGY                    COM              26441C105      324    14725 SH       SOLE                    14725
EXXON MOBIL                    COM              30231G102      738     8703 SH       SOLE                     8703
GENERAL ELECTRIC               COM              369604103      209    11675 SH       SOLE                    11675
GENERAL MILLS                  COM              370334104       76     1875 SH       SOLE                     1875
HEWLETT PACKARD                COM              428236103      129     5025 SH       SOLE                     5025
INT'L BUS MACH                 COM              459200101       92      500 SH       SOLE                      500
JOHNSON & JOHNSON              COM              478160104      382     5825 SH       SOLE                     5825
KRAFT FOODS                    COM              50075N104       38     1025 SH       SOLE                     1025
METLIFE                        COM              59156R108      108     3475 SH       SOLE                     3475
MICRON TECH                    COM              595112103        6      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      307    11815 SH       SOLE                    11815
MYLAN LABS                     COM              628530107      102     4775 SH       SOLE                     4775
NOBLE CORP                     COM                              76     2525 SH       SOLE                     2525
PROCTOR & GAMBLE               COM              742718109      200     2993 SH       SOLE                     2993
STATE STREET                   COM              857477103       22      550 SH       SOLE                      550
US BANCORP                     COM              902973106      567    20975 SH       SOLE                    20975
VERIZON COMM                   COM              92343V104       43     1065 SH       SOLE                     1065
YUM! BRANDS                    COM              988498101       30      515 SH       SOLE                      515
BARCLAYS BK 6.625% PERP                         06739F390       13      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       22      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       48     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 6.75% CALL 11                  780097754        5      400 SH       SOLE                      400
ROYAL BK SCOTLND 7.25% CALL 12                  780097713       76     5950 SH       SOLE                     5950
ARTISAN INTL FD                                 04314H204       35 1745.810 SH       SOLE                 1745.810
BARON GROWTH FD                                 068278209     1226 24033.281SH       SOLE                24033.281
INVESCO DEVELOPING MKTS A                       00141T577      307 10772.433SH       SOLE                10772.433
LAUDUS INT'L MRKTMASTERS INST                   808509640      953 57945.481SH       SOLE                57945.481
LAUDUS INT'L MRKTMASTERS INV                    808509889       20 1192.820 SH       SOLE                 1192.820
SCOUT INTL FD                                   81063U503       11  377.747 SH       SOLE                  377.747
ISHARES COMEX GOLD TRUST                        464285105      264 17350.000SH       SOLE                17350.000
ISHARES S&P PREFD INDX                          464288687      413 11595.000SH       SOLE                11595.000
SCHWAB US LARGE CAP                             808524201       74 2485.000 SH       SOLE                 2485.000